Exhibit 99.4

Client Name:	DRMT 2018-3
Client Project Name:	DRMT 2018-3

Clayton Conditions Summary
Conditions Report 2.0

Loans in Report:	92
Loans with Conditions:	29

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Compliance Review Scope
1 - Category: TILA/RESPA Integrated Disclosure
54 - Total Satisfied Conditions

20 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Assets
4 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Legal Documents
5 - Category: Terms/Guidelines
3 - Category: Title
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: FEMA
31 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
2 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
1 - Category: RESPA
1 - Category: Right of Rescission
1 - Category: State Consumer Protection
4 - Category: Texas Home Equity
16 - Category: TILA/RESPA Integrated Disclosure
5 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Assets
1 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Compliance Review Scope
1 - Category: State Rate Spread
1 - Category: TILA/RESPA Integrated Disclosure

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